Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following as of June 30, 2018 and December 31, 2017 (in thousands):

	As of June 30,	As of December 31,
	2018	2017
Compensation and related benefits, including severance	$1,571	$2,215
Development, site costs and contract manufacturing	675	519
Legal, audit and tax services	1,104	1,542
Consulting	59	160
Other accrued expenses and other current liabilities	581	1,126
	$3,990	$5,562

Other accrued expenses consist of accrued costs related to travel, equipment purchases, lab supplies and other miscellaneous costs.

Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following as of December 31, 2017 and 2016 (in thousands):

	December 31, 2017	December 31, 2016
Compensation and related benefits	$2,215	$5,869
Development, site costs, and contract manufacturing	519	524
Legal, audit and tax services	1,542	1,280
Consulting	160	888
Deferred rent	334	309
Other accrued expenses and other current liabilities	792	2,156
	$5,562	$11,026

Other accrued expenses consist of accrued costs related to travel, equipment purchases, lab supplies and other miscellaneous costs.